Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 21.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aimco CLO Ltd.(a),(b)
Series 2020-11A Class E
3-month USD LIBOR + 7.250% Floor 7.250% 10/15/2031	7.475%	3,250,000	3,259,669
American Credit Acceptance Receivables Trust(a)
Series 2019-1 Class E
04/14/2025	4.840%	6,600,000	7,034,203
Series 2020-4 Class E
12/14/2026	3.650%	5,150,000	5,364,548
Series 2020-4 Class F
08/13/2027	5.220%	3,620,000	3,727,749
Subordinated Series 2021-1 Class E
03/15/2027	2.290%	4,500,000	4,475,214
Subordinated Series 2021-1 Class F
11/15/2027	4.010%	900,000	895,018
Avant Loans Funding Trust(a)
Series 2019-A Class C
04/15/2026	4.650%	8,650,000	8,775,836
Series 2019-B Class C
10/15/2026	4.540%	13,628,000	13,881,338
Series 2020-REV1 Class B
05/15/2029	2.680%	5,134,000	4,945,622
Subordinated Series 2018-B Class C
11/17/2025	5.000%	3,867,302	3,889,590
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class E
3-month USD LIBOR + 7.500% Floor 7.500% 10/23/2032	7.759%	6,500,000	6,529,256
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	8.111%	8,100,000	8,098,299
Ballyrock CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 3.770% Floor 3.770% 10/20/2031	3.979%	5,000,000	5,020,985
Series 2020-2A Class D
3-month USD LIBOR + 7.630% Floor 7.630% 10/20/2031	7.839%	4,500,000	4,524,246
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	1.641%	4,000,000	4,000,676
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.941%	5,000,000	4,925,655
Series 2015-4A Class CR
3-month USD LIBOR + 3.700% 07/20/2032	3.924%	7,500,000	7,511,715
Carlyle US CLO Ltd.(a),(b)
Series 2020-2A Class D
3-month USD LIBOR + 7.400% Floor 7.400% 10/25/2031	7.574%	10,385,000	10,398,708
Conn’s Receivables Funding LLC(a)
Series 2019-A Class B
10/16/2023	4.360%	2,017,602	2,027,407
Series 2019-B Class B
06/17/2024	3.620%	8,000,000	8,014,240
Consumer Lending Receivables Trust(a)
Series 2019-A Class B
04/15/2026	4.010%	5,000,000	5,063,468
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2018-P1 Class C
07/15/2025	5.210%	15,736,000	16,077,490
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	850,000	9,137,500
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	850,000	9,775,000
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	5,966,354	6,098,315
Series 2018-1 Class B
02/17/2026	6.170%	12,500,000	12,645,964
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	1,216,715	1,225,897
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.544%	1,250,000	1,250,385
Series 2020-86A Class E
3-month USD LIBOR + 6.660% Floor 6.660% 07/17/2030	6.883%	10,250,000	10,266,882
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	4,315,080	4,384,198
Columbia Mortgage Opportunities Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-A Class C
06/22/2026	7.620%	7,667,000	8,040,356
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	13,041,000	13,502,496
Subordinated Series 2020-3A Class F
06/15/2027	5.560%	3,000,000	3,186,564
FREED ABS Trust(a)
Series 2019-1 Class C
06/18/2026	5.390%	10,000,000	10,374,842
Series 2020-3FP Class C
09/20/2027	6.960%	5,150,000	5,465,396
Subordinated Series 2018-2 Class C
10/20/2025	5.880%	7,450,000	7,590,800
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class E
10/15/2027	3.510%	3,320,000	3,436,187
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	5,912,750	6,050,045
Series 2019-11 Class A
12/15/2045	3.750%	2,909,671	2,951,786
Series 2019-2 Class A
08/15/2025	4.000%	3,840,497	3,913,940
Series 2019-3 Class A
10/15/2025	3.750%	8,747,856	8,904,598
Series 2019-5 Class A
12/15/2045	3.750%	10,968,899	11,145,626
Series 2019-7 Class A
01/15/2027	3.750%	4,081,421	4,136,298
Series 2019-8 Class A
12/15/2045	3.750%	3,935,539	3,979,813
Series 2020-1 Class A
01/16/2046	3.500%	5,350,733	5,421,646
Series 2020-T1 Class A
02/15/2046	3.500%	6,380,259	6,399,280
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	8,217,500
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	340,000	11,396,800
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2019-2 Class C
11/10/2025	4.660%	11,300,000	11,477,492
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	7.706%	5,200,000	5,238,007
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month USD LIBOR + 3.500% Floor 3.500% 01/15/2033	3.741%	3,700,000	3,719,684
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.122%	6,500,000	6,504,270
Series 2018-32A Class D
3-month USD LIBOR + 4.100% Floor 4.100% 01/22/2031	4.322%	10,000,000	10,018,500
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	3,826,276	3,899,061
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	8,000,000	8,240,990
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d),(e)
Series 2018-SC1 Class R
09/18/2023	0.000%	950,000	11,400,000
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class E
3-month USD LIBOR + 7.250% Floor 7.250% 10/19/2032	7.475%	5,000,000	5,036,415
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.472%	2,000,000	1,872,404
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	6.892%	2,000,000	1,923,878
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.955%	6,300,000	6,301,071
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	6.214%	3,750,000	3,570,236
Pagaya AI Debt Selection Trust(a),(c)
Series 2019-1 Class B
06/15/2026	5.499%	15,000,000	15,450,000

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2 Class NOTE
12/15/2027	7.500%	6,424,628	6,681,614
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	9,900,000	10,191,294
Subordinated Series 2019-2 Class A2B
09/15/2026	3.929%	7,745,250	7,731,641
Pagaya AI Debt Selection Trust(a),(c),(e),(f)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	26,444,268
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.184%	7,000,000	7,048,328
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	3,273,479	3,288,302
Series 2019-3A Class B
07/15/2025	3.590%	8,500,000	8,534,218
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	260,180	261,587
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	863,624	871,917
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,500,000	8,571,973
Prosper Pass-Through Trust(a),(c),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	5,157,475	5,183,262
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	6.091%	5,000,000	4,915,715
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	1.941%	4,000,000	4,001,148
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	6.741%	6,280,000	6,281,733
SoFi Consumer Loan Program LLC(a),(c),(d)
Series 2016-2 Class R
10/27/2025	0.000%	379,888	6,363,124
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	900,000	8,878,189
SoFi Consumer Loan Program Repack Trust(a),(c),(d)
Series 2018-3 Class R1B
08/28/2027	0.000%	1,079,809	1,075,759
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	15,750,000	15,468,696
United Auto Credit Securitization Trust(a)
Subordinated Series 2019-1 Class F
01/12/2026	6.050%	2,000,000	2,048,312
Upgrade Receivables Trust(a)
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	15,977,017	16,354,260
Upstart Pass-Through Trust(a),(c),(e)
Series 2020-ST4 Class A
11/20/2026	3.250%	7,364,810	7,364,809
Series 2021-ST2 Class A
04/20/2027	2.500%	3,650,000	3,650,000
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	6,075,291	6,133,351
Upstart Securitization Trust(a)
Series 2021-1 Class C
03/20/2031	4.060%	2,500,000	2,501,588
Subordinated Series 2019-1 Class C
04/20/2026	5.130%	10,000,000	10,228,225
Subordinated Series 2020-3 Class B
11/20/2030	3.014%	3,000,000	2,997,666
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%	10,650,000	10,919,491
Total Asset-Backed Securities — Non-Agency (Cost $615,661,294)			605,981,524

Commercial Mortgage-Backed Securities - Agency 0.3%

Government National Mortgage Association(f),(g)
Series 2017-30 Class IO
08/16/2058	0.628%	61,182,600	2,510,579
Series 2019-102 Class IB
03/16/2060	0.860%	19,482,869	1,418,596
Series 2020-19 Class IO
12/16/2061	0.955%	30,356,069	2,497,734
Series 2020-3 Class IO
02/16/2062	0.888%	27,599,823	2,069,236
Total Commercial Mortgage-Backed Securities - Agency (Cost $13,563,141)			8,496,145

Commercial Mortgage-Backed Securities - Non-Agency 12.3%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	4,500,000	3,283,148

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.057%	5,400,000	4,649,491
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.652%	2,865,000	2,786,317
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.302%	6,853,000	6,452,562
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	1.952%	3,200,000	3,190,570
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.508%	11,000,000	9,655,811
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class F
1-month USD LIBOR + 3.000% Floor 3.000% 01/15/2034	3.107%	4,000,000	4,002,499
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	4.007%	650,000	650,001
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	1.882%	7,982,000	7,974,315
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.532%	3,000,000	2,966,251
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.032%	7,250,000	7,059,675
Series 2019-ATL Class E
1-month USD LIBOR + 2.237% Floor 2.237% 10/15/2036	2.349%	6,500,000	6,176,383
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	7,995,000	8,563,536
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-OC11 Class E
12/09/2041	4.076%	8,150,000	8,084,996
BX Trust(a),(f)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%	4,500,000	4,727,790
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.112%	5,803,000	5,797,577
Citigroup Commercial Mortgage Trust(a),(f)
Subordinated Series 2020-420K Class E
11/10/2042	3.312%	7,000,000	6,470,689
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.833%	7,575,000	7,148,803
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.529%	12,900,000	11,496,724
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.605%	8,207,971	8,231,076
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class D
02/10/2037	3.633%	4,400,000	4,247,691
Series 2020-CBM Class F
02/10/2037	3.633%	16,650,000	14,792,589
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.853%	17,996,000	17,917,629
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	9,490,000	8,777,254
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	24,275,000	20,161,118
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	20,650,000	15,892,422
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	5,200,000	4,706,310
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	12,500,000	12,400,881

4	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	8,320,000	8,375,735
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	21,800,000	21,973,001
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,930,020	2,898,035
KKR Industrial Portfolio Trust(a),(b)
Series 2020-AIP Class F
1-month USD LIBOR + 3.429% Floor 3.429% 03/15/2037	3.541%	7,376,174	7,399,261
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	5,500,000	4,670,332
Olympic Tower Mortgage Trust(a),(f)
Subordinated Series 2017-OT Class D
05/10/2039	3.945%	4,040,000	4,054,410
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,802,000	2,840,096
Series 2019-SFR1 Class F
08/17/2035	5.061%	10,000,000	10,093,793
Series 2020-SFR1 Class F
04/17/2037	3.431%	5,975,000	6,057,455
Subordinated Series 2019-SFR1 Class G
08/17/2035	5.309%	18,250,000	18,804,716
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	10,000,000	9,950,523
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	8,000,000	8,192,593
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.212%	6,145,000	5,965,495
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740% 02/15/2037	2.852%	13,000,000	11,705,561
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $342,518,005)			341,245,114

Residential Mortgage-Backed Securities - Agency 35.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.382%	18,665,462	4,788,488
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.788%	5,816,158	949,972
CMO Series 4057 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/15/2039	5.938%	4,663,981	52,731
CMO Series 4093 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/15/2038	6.588%	8,550,017	452,197
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.938%	1,503,865	318,908
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	5.988%	1,254,163	27,456
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.788%	1,689,642	347,368
CMO Series 4704 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/15/2047	6.038%	16,340,905	3,826,216
CMO Series 4826 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/15/2048	6.088%	15,663,775	3,118,506
CMO Series 4926 Class ST
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 01/15/2040	5.968%	11,164,679	2,386,534

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.962%	13,425,013	3,419,039
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.932%	24,035,919	6,932,120
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.858%	3,584,934	747,423
Federal Home Loan Mortgage Corp.(g)
CMO Series 4213 Class DI
06/15/2038	3.500%	1,066,883	18,568
CMO Series 4215 Class IL
07/15/2041	3.500%	2,391,161	89,634
CMO Series 5034 Class JI
11/25/2050	2.500%	71,107,835	11,822,588
CMO Series 5040 Class IH
11/25/2050	3.500%	18,407,312	3,688,268
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	3,702,335	682,210
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4620 Class AS
11/15/2042	2.178%	2,355,258	149,021
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5059 Class BI
01/25/2051	2.500%	49,760,859	8,186,910
Federal National Mortgage Association(g)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	5,152,968	419,190
CMO Series 2021-3 Class TI
02/25/2051	2.500%	41,269,972	7,512,146
CMO Series 2021-4 Class IO
02/25/2051	2.500%	48,894,366	8,327,395
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.782%	3,703,455	743,352
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	5.982%	936,233	85,583
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.032%	2,007,312	390,917
CMO Series 2015-27 Class AS
-1.0 x 1-month USD LIBOR + 5.650% Cap 5.650% 05/25/2045	5.532%	16,101,749	3,383,866
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.882%	2,338,395	512,970
CMO Series 2017-50 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/25/2047	5.982%	12,785,773	2,793,553
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	39,572,533	3,774,373
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	6.032%	13,925,441	3,346,722
CMO Series 2020-38 Class SE
1-month USD LIBOR + 6.050% 06/25/2050	5.932%	10,633,067	2,277,535
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.882%	32,067,845	6,164,219
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	7,249,647	719,723
CMO Series 2018-78 Class GI
04/20/2048	4.000%	18,745,637	2,316,269
CMO Series 2019-129 Class AI
10/20/2049	3.500%	53,677,598	7,022,060
CMO Series 2020-129 Class GI
09/20/2050	3.000%	23,913,319	3,720,114
CMO Series 2020-129 Class YI
09/20/2050	2.500%	30,328,567	4,055,272
CMO Series 2020-138 Class JI
09/20/2050	2.500%	41,501,607	5,779,767

6	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-160 Class DI
10/20/2050	2.500%	23,858,779	3,421,220
CMO Series 2020-160 Class HI
10/20/2050	2.500%	18,129,831	2,688,678
CMO Series 2020-160 Class IA
10/20/2050	2.500%	48,526,647	6,833,358
CMO Series 2020-160 Class ID
10/20/2050	2.500%	19,654,681	2,819,582
CMO Series 2020-164 Class CI
11/20/2050	3.000%	25,621,055	3,777,094
CMO Series 2020-175 Class KI
11/20/2050	2.500%	86,449,125	12,383,682
CMO Series 2020-181 Class AI
12/20/2050	2.500%	37,263,978	5,462,463
CMO Series 2020-181 Class BI
12/20/2050	2.500%	60,567,231	8,178,181
CMO Series 2020-185 Class KI
12/20/2050	2.500%	49,177,016	6,753,037
CMO Series 2020-187 Class AI
12/20/2050	2.500%	60,012,730	7,726,237
CMO Series 2020-188 Class KI
12/20/2050	2.500%	64,739,864	9,647,955
CMO Series 2020-188 Class WI
12/20/2050	2.500%	39,446,095	5,489,098
CMO Series 2020-191 Class UC
12/20/2050	4.000%	29,785,724	5,300,709
CMO Series 2020-85 Class MI
06/20/2050	3.500%	15,940,480	3,725,506
CMO Series 2021-1 Class IT
01/20/2051	3.000%	44,706,844	6,372,353
CMO Series 2021-7 Class QI
01/20/2051	2.500%	58,375,434	8,250,661
CMO Series 2021-9 Class MI
01/20/2051	2.500%	99,709,130	13,415,903
Government National Mortgage Association(b),(g)
CMO Series 2014-6 Class SJ
1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2044	5.989%	15,139,378	3,460,300
CMO Series 2017-163 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.089%	19,935,485	4,832,597
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-124 Class SG
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	6.089%	15,468,429	3,611,096
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.039%	16,764,278	2,882,891
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.089%	12,530,211	2,568,758
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.089%	15,056,262	3,191,836
CMO Series 2018-63 Class SH
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.089%	16,427,527	3,154,011
CMO Series 2018-78 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.089%	13,953,202	2,690,158
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.089%	12,419,175	2,743,778
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	5.939%	28,353,868	5,924,461
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.289%	37,808,852	3,874,179
CMO Series 2019-43 Class NS
-1.0 x 1-month USD LIBOR + 3.270% Cap 3.270% 04/20/2049	3.159%	33,000,312	2,699,551

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.089%	20,534,296	4,023,527
CMO Series 2020-175 Class NS
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 11/20/2050	6.189%	36,135,919	9,167,180
CMO Series 2020-187 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 12/20/2050	6.189%	27,147,115	6,487,799
CMO Series 2020-62 Class SK
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	6.039%	14,879,767	3,580,096
Government National Mortgage Association(c),(g)
CMO Series 2021-24 Class MI
02/20/2051	3.000%	26,082,841	3,912,426
Government National Mortgage Association TBA(h)
03/18/2051	2.500%	220,000,000	227,700,000
Uniform Mortgage-Backed Security TBA(h)
03/11/2051	2.000%	293,500,000	295,242,656
03/11/2051	2.500%	151,000,000	156,001,875
Total Residential Mortgage-Backed Securities - Agency (Cost $964,287,470)			975,344,075

Residential Mortgage-Backed Securities - Non-Agency 43.7%

Ajax Mortgage Loan Trust(a),(c),(f)
CMO Series 2021-B Class A
06/25/2066	2.239%	15,412,000	15,412,000
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	5,000,000	5,001,511
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-2 Class M1
07/27/2048	4.343%	3,984,000	4,036,981
CMO Series 2018-3 Class M2
09/25/2048	4.721%	11,091,000	11,296,813
CMO Series 2019-1 Class B1
11/25/2048	5.400%	7,000,000	7,202,082
Subordinated CMO Series 2019-2 Class B1
03/25/2049	5.016%	5,000,000	5,127,255
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,940,552
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Koitere Fund Trust(a),(f)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	3,276,402	3,292,059
Bayview Opportunity Master Fund IVa Trust(a),(f)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	6,412,178	6,454,280
Bayview Opportunity Master Fund Trust(a),(f)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	1,495,010	1,494,193
Bellemeade Re Ltd(a),(b)
Subordinated CMO Series 2020-1A Class B1
1-month USD LIBOR + 4.400% 06/25/2030	4.548%	1,350,000	1,373,573
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.468%	2,467,538	2,512,490
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.718%	9,017,516	9,019,580
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	1.968%	3,547,189	3,566,568
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.868%	6,000,000	6,006,872
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.718%	15,000,000	15,027,272
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.618%	1,500,000	1,516,927
CMO Series 2020-2A Class M1C
1-month USD LIBOR + 4.000% Floor 4.000% 08/26/2030	4.118%	3,750,000	3,839,812
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.118%	11,550,000	12,221,706
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.968%	6,750,000	6,956,477

8	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	3.718%	7,000,000	7,057,622
Subordinated CMO Series 2020-4A Class B1
1-month USD LIBOR + 5.000% Floor 5.000% 06/25/2030	5.118%	4,000,000	4,086,531
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	8,550,000	8,487,464
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,304,802
CMO Series 2020-NQM1 Class B2
05/25/2060	5.660%	2,800,000	2,887,549
BVRT Financing Trust(a),(b),(c)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.145%	12,500,000	12,562,500
CMO Series 2021-CRT2 Class M3
1-month USD LIBOR + 0.000% 11/10/2032	2.395%	18,700,000	18,629,875
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.395%	25,000,000	25,053,900
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.600%	16,250,000	16,129,620
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.868%	5,715,000	5,693,594
CMO Series 2018-GT1 Class B
1-month USD LIBOR + 3.500% 05/25/2023	3.618%	4,350,000	4,347,972
CIM Trust(a),(c),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	27,000,000	27,000,000
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2015-A Class A4IO
06/25/2058	0.250%	1,230,250	1,151
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	5,000,000	4,987,497
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,560,919
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.368%	13,000,000	13,006,785
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.268%	16,643,095	16,508,725
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.168%	30,000,000	30,009,324
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	2,000,000	2,068,954
CMO Series 2020-2 Class B2
05/25/2065	5.871%	4,673,000	4,734,290
Eagle Re Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.918%	11,000,000	10,923,490
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.718%	19,657,566	19,384,736
Federal Home Loan Mortgage Corp.(a),(b)
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	5.380%	16,600,000	17,328,337
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.868%	8,000,000	8,482,404
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.218%	20,000,000	20,137,860
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	20,000,000	20,082,256
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	9,040,335
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.118%	11,300,000	11,948,437
Subordinated CMO Series 2020-DNA5 Class B1
30-day Average SOFR + 4.800% 10/25/2050	4.882%	11,200,000	11,616,634

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA5 Class M2
30-day Average SOFR + 2.800% 10/25/2050	2.882%	6,000,000	6,043,013
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	5.695%	15,500,000	16,081,794
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	4.795%	11,000,000	10,894,864
Freddie Mac STACR Trust(a),(b)
CMO Series 2018-DNA2 Class M2
1-month USD LIBOR + 2.150% 12/25/2030	2.268%	5,000,000	5,009,567
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.645%	13,000,000	13,026,840
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.218%	10,500,000	10,866,709
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	4.045%	6,750,000	6,986,132
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	7.445%	14,200,000	15,538,641
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	8,800,000	8,911,959
GCAT LLC(a),(f)
CMO Series 2020-4 Class A1
12/25/2025	2.611%	7,740,358	7,788,035
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,762,266
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.018%	6,500,000	6,500,000
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	10,000,000	9,900,980
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.118%	9,924,593	10,009,738
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.294%	4,000,000	4,116,129
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.394%	8,800,000	8,925,051
Homeward Opportunities Fund I Trust(a),(f)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	4,500,000	4,559,655
Homeward Opportunities Fund I Trust(a)
Subordinated CMO Series 2018-2 Class B1
11/25/2058	5.593%	13,285,000	13,707,272
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	6,000,000	6,035,707
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	5,700,000	5,703,345
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	4,460,118	4,455,506
LVII Trust(a),(c),(f)
Subordinated CMO Series 2020-1 Class B1
05/25/2060	5.000%	14,834,000	14,277,725
MFA LLC(a)
CMO Series 2018-NPL2 Class A1
07/25/2048	4.164%	4,593,253	4,605,337
MFA Trust(a),(f)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,480,595
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	5,000,000	5,048,907
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 02/25/2030	1.868%	5,700,000	5,700,028
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	10,065,707	10,090,412
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	5,225,757	5,187,829
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	4,152,104	4,152,169
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	1,186,316	1,185,391

10	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	7,219,125	7,201,353
New Residential Mortgage Loan Trust(a),(f),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.299%	6,942,284	360,125
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	7,639,806	7,794,517
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	4,676,187	4,695,774
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.068%	9,100,000	9,139,770
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.550% Floor 2.550% 07/25/2029	2.668%	15,000,000	15,093,375
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class B1
1-month USD LIBOR + 5.750% 04/25/2027	5.868%	2,044,000	2,062,983
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.118%	6,560,047	6,569,926
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.393%	9,500,000	9,724,686
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	20,399,611	20,509,228
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.115%	11,529,992	11,016,032
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.878%	11,633,525	11,254,004
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.968%	19,379,000	19,354,794
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.768%	38,600,000	38,407,440
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	9,686,185	9,736,871
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,300,000	2,278,719
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	14,000,000	13,915,559
CMO Series 2021-1 Class A1
01/25/2026	2.115%	9,971,378	9,740,770
CMO Series 2021-1 Class A2
01/25/2026	3.720%	28,254,000	28,159,038
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	2,691,070	2,702,737
CMO Series 2020-NPL2 Class A2
02/27/2060	6.170%	2,700,000	2,765,797
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	7,638,908	7,691,323
PRPM LLC(a),(f)
CMO Series 2019-3A Class A2
07/25/2024	4.458%	8,000,000	7,936,506
CMO Series 2020-1A Class A2
02/25/2025	3.967%	22,750,000	22,305,929
Radnor Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 2.700% 03/25/2028	2.818%	5,670,000	5,714,064
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class B1
1-month USD LIBOR + 2.700% Floor 2.700% 06/25/2029	2.818%	3,000,000	2,938,016
CMO Series 2020-2 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.748%	4,400,000	4,539,944
RCO V Mortgage LLC(a),(f)
CMO Series 2020-1 Class A1
09/25/2025	3.105%	5,740,628	5,791,232
CMO Series 2020-1 Class A2
09/25/2025	5.389%	6,500,000	6,531,191
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,455,030

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-1 Class B1
02/25/2024	3.946%	3,938,000	3,994,863
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	3.868%	14,000,000	14,231,444
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,964,195
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	3,239,058
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,421,713
Station Place Securitization Trust(a),(b)
Subordinated CMO Series 2021-WL1 Class D
1-month USD LIBOR + 1.250% Floor 1.250% 01/26/2054	1.379%	6,300,000	6,300,000
Stonnington Mortgage Trust(a),(c),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	10,947,981	10,947,980
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	4,900,000	4,926,145
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	4.650%	16,865,000	17,301,326
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.750%	8,000,000	8,251,784
Triangle Re Ltd.(a),(b),(h)
Subordinated CMO Series 2021-1 Class B1
1-month USD LIBOR + 4.500% Floor 4.500% 08/25/2033	4.607%	13,000,000	13,004,996
Vericrest Opportunity Loan Transferee(a),(f),(h)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	19,500,000	19,500,000
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(f)
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	15,000,000	15,038,364
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(f)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	4,282,568	4,294,798
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	17,405,783	17,373,299
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	1,021,492	1,023,439
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	11,250,000	11,216,564
Vericrest Opportunity Loan Trust LXXXV LLC(a),(f)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	16,750,000	16,586,326
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	1,050,000	1,098,142
CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	1,500,000	1,555,472
Verus Securitization Trust(a),(f)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	8,000,000	8,119,253
Subordinated CMO Series 2019-2 Class B1
04/25/2059	4.437%	1,700,000	1,736,542
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	4,000,000	4,095,312
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	4,221,476
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	6,080,687
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	2,000,000	2,056,353
Visio Trust(a),(f)
CMO Series 2019-1 Class B1
06/25/2054	5.080%	4,000,000	4,007,552
CMO Series 2019-1 Class M1
06/25/2054	4.078%	4,000,000	4,003,398
CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,204,806
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,411,689
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	2,104,863
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,191,779,856)			1,214,612,734

Options Purchased Puts 2.5%
Value ($)
(Cost $21,092,500)	69,879,169

12	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Money Market Funds 9.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(i),(j)	254,044,809	254,019,404
Total Money Market Funds (Cost $254,010,034)		254,019,404
Total Investments in Securities (Cost: $3,402,912,300)		3,469,578,165
Other Assets & Liabilities, Net		(688,527,936)
Net Assets		2,781,050,229
At February 28, 2021, securities and/or cash totaling $25,929,125 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(915)	06/2021	USD	(121,437,656)	1,504,912	—

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	125,000,000	125,000,000	1.00	09/30/2021	2,175,000	8,119,662
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	530,000,000	530,000,000	1.25	11/16/2021	7,420,000	25,987,914
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	135,000,000	135,000,000	1.25	12/03/2021	2,092,500	6,806,228
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	550,000,000	550,000,000	1.25	01/05/2022	9,405,000	28,965,365
Total							21,092,500	69,879,169

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	605,000	(1,667)	347,097	—	256,236	—

Columbia Mortgage Opportunities Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(2,265,693)	1,103,360	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,926,880)	764,547	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	40,000,000	(4,656,000)	6,667	—	(5,027,228)	377,895	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,250,741)	88,408	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,776,759)	614,426	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	4.071	USD	5,000,000	(302,500)	833	—	(770,454)	468,787	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	26,500,000	(3,084,600)	4,417	—	(5,149,499)	2,069,316	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	20,000,000	(2,328,000)	3,333	—	(4,106,040)	1,781,373	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	14,000,000	(1,629,600)	2,333	—	(3,267,487)	1,640,220	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	12,000,000	(1,396,800)	2,000	—	(2,714,317)	1,319,517	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	8,800,000	(1,024,320)	1,467	—	(2,116,888)	1,094,035	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	10,000,000	(1,164,000)	1,667	—	(1,992,318)	829,985	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	13,000,000	(1,513,200)	2,167	—	(2,125,680)	614,647	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	5,000,000	(582,000)	833	—	(846,049)	264,882	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.071	USD	20,000,000	(1,210,000)	3,333	—	(3,972,084)	2,765,417	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.071	USD	5,000,000	(302,500)	833	—	(760,786)	459,119	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.117	USD	22,000,000	(1,529,000)	3,667	—	(3,279,942)	1,754,609	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.117	USD	5,000,000	(347,500)	833	—	(775,460)	428,793	—
14	Columbia Mortgage Opportunities Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, February 28, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	11.610	USD	2,550,000	(493,425)	425	—	(223,521)	—	(269,479)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	11.610	USD	5,000,000	(967,500)	833	—	(287,729)	—	(678,938)
Total								(27,186,945)	42,309	—	(44,635,555)	18,439,336	(948,417)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $2,125,765,576, which represents 76.44% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2021.
(c)	Valuation based on significant unobservable inputs.
(d)	Zero coupon bond.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $126,448,828, which represents 4.55% of total net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2021.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at February 28, 2021.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	117,544,851	1,059,001,792	(922,521,219)	(6,020)	254,019,404	(9,208)	113,408	254,044,809
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mortgage Opportunities Fund | Quarterly Report 2021	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT251_05_L01_(04/21)